Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties	Related Parties
    Subsidiaries of the Company earned revenue of $321,000 (December 31, 2019: $95,000) from DS Biopharma Limited (formerly Dignity Sciences Limited) during the year. Dr. John Climax is Chief Executive Officer and a Director and shareholder of DS Biopharma Limited. $41,000 was recorded as due from DS Biopharma Limited at December 31, 2020 (December 31, 2019: $36,000). Dr Ronan Lambe resigned as a Director of ICON plc on July 24, 2018. The contract terms were agreed on an arm’s length basis.

On July 24, 2020, a subsidiary of the Company, ICON Clinical Research Limited, entered into an agreement to jointly establish a new company, Oncacare, with a third party. The Company has invested $4.9 million to obtain a 49% interest in the voting share capital of Oncacare, of which, $2.5 million has been paid with the remainder to be paid in the next twelve months. This balance remains outstanding at the year ended December 31, 2020. The majority investor has the right to sell the 51% majority voting share capital exclusively to the Company in an eighteen month period, commencing January 1, 2023 and ICON also has the right to acquire the 51% majority voting share capital from August 1, 2025.